Property, plant, and equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Components of Property Plant and Equipment Net
The following table summarizes the components of our property, plant, and equipment, net as of June 30, 2022, and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Machinery and equipment	$1,070,672	$760,829
Mining property and mine development	48,464	34,809
Office equipment, software and other	14,303	5,550
Land	950	—
Buildings and leasehold improvements	24,587	15,947

Total	1,158,976	817,135
Less: accumulated depreciation and depletion	(566,960)	(464,178)
Construction in progress	72,229	10,730

Property, plant, and equipment, net	$664,245	$363,687

The following table summarizes the components of our property, plant, and equipment, net as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Machinery and equipment	$760,829	$738,312
Mining property and mine development	34,809	4,809
Office equipment, software and other	5,550	4,820
Buildings and leasehold improvements	15,947	16,695

Total	817,135	764,636
Less: accumulated depreciation and depletion	(464,178)	(352,565)
Construction in progress	10,730	17,613

Property, plant, and equipment, net	$363,687	$429,684

Major Classifications of Property Plant and Equipment and Respective Useful Lives

Machinery and equipment	2 years—10 years
Office equipment, software, and other	3 years—7 years
Buildings and leasehold improvements	2 years—40 years

Machinery and equipment	2 years—10 years
Office equipment, software, and other	3 years—7 years
Buildings and leasehold improvements	2 years—40 years